Income Taxes (Schedule of Components of Income Tax Expense) (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Taxes [Abstract]
Federal						$ 4,168,000
State and local						562,000
Total current						4,730,000
Federal						840,000
State and local						72,000
Total deferred				(1,631,000)	386,000	912,000
Income tax expense	$ 2,570,000	$ 1,346,000	$ 0	$ 7,109,000	$ 3,330,000	$ 5,642,000